Related Parties - Summary of Borrowings Arising From Related Party Transactions (Details) - Korea Development Bank ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	₩ 335,939
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	640,232
Repayment	(669,466)
Others	(976)
Ending balance	305,729
Facility
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	84,653
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(9,416)
Others	(295)
Ending balance	74,942
Others
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	1,424
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(327)
Others	0
Ending balance	1,097
Operating funds
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	100,000
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	637,711
Repayment	(607,711)
Others	0
Ending balance	130,000
EBL and others
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	149,862
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	2,521
Repayment	(52,012)
Others	(681)
Ending balance	₩ 99,690